Income tax expense - Income taxes paid (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax expense
PRC EIT taxes	¥ 2,400,582		¥ 2,173,022	¥ 1,778,409
Foreign taxes	42,521		(3,534)	376
Total income taxes paid	¥ 2,443,103	$ 349,359	¥ 2,169,488	¥ 1,778,785